U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 13, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Trust for Professional Managers (the “Trust”)
File Nos.: 333-62298 and 811-10401

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”),the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 787 to the Company’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 789 under the 1940 Act), for the purpose of introducing one new series, the “Convergence Long/Short Equity ETF.”

Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective in 75 days. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (859) 466-1566.

Very truly yours,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
For U.S. Bank Global Fund Services

Enclosures